Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 25 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The following is the condensed financial information of the Company on a parent company only basis.

	As of September 30,
	2025	2024
ASSETS
Cash and cash equivalents	$3,656,340	$5,098
Prepayments, deposits and other current assets	14,545,099	9,575,900
Investment in subsidiaries	4,078,601	4,078,601
Total assets	$22,280,040	$13,659,599

LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible Notes	-	1,075,781
Interest payable	-	4,044
Accrued expenses and other current liabilities	129,977	-
Total liabilities	$129,977	$1,079,825

SHAREHOLDERS’ EQUITY*
Class A Ordinary Shares $0.025 par value, 399,280,000 shares authorized, 5,963,920 and 62,873 shares issued and outstanding as of September 30, 2025 and 2024	149,099	1,572
Class B ordinary share, $0.025 par value, 640,000 shares authorized, 28,000 and 8,000 shares issued and outstanding as of September 30, 2025 and September 30, 2024	700	200
Preference share, $0.025 per value, 80,000 shares authorized, 0 shares issued and outstanding as of September 30, 2025 and September 30, 2024	-	-
Additional paid-in capital	26,800,491	15,198,564
Accumulated deficit	(4,800,227)	(2,620,562)
Total equity of the Company’s shareholders	22,150,063	12,579,774
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$22,280,040	$13,659,599

*	The financial statements give retroactive effect to the August 05, 2025 one-for-twentyfive reverse share split.
	For the years ended September 30,
	2025	2024	2023
Operating expenses:
General and administrative expenses	$(1,874,909)	$(703,552)	$(624,877)
Bank charges and others	(304,756)	(227,611)	(2,125)
Total operating expenses	(2,179,665)	(931,163)	(627,002)

Other non business income	-	-	8,523
Net loss	$(2,179,665)	$(931,163)	$(618,479)

Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	-	-	-
Total comprehensive loss	$(2,179,665)	$(931,163)	$(618,479)
	For the years ended September 30,
	2025	2024	2023
Cash Flows from Operating Activities:
Net loss	$(2,179,665)	$(931,163)	$(618,479)
Changes in operating assets and liabilities:
Prepaid expenses and other	(4,969,200)	(1,303,900)	556,142
Interest payable	(4,044)	4,044	-
Accrued expenses and current liabilities	1,003,285	(55,000)	55,000
Net cash used in operating activities	(6,149,624)	(2,286,019)	(7,337)

Net cash used in investing activity	-	-	-

Cash Flows from Financing Activities:
Proceeds received from stock issuance	10,979,955	1,205,000	-
Proceeds from convertible bond	(1,179,089)	1,075,781	-
Net cash provided by financing activities	9,800,866	2,280,781	-

Effect of changes in currency exchange rates	-	-	-

Net (decrease) increase in cash and cash equivalents	3,651,242	(5,238)	(7,337)
Cash, cash equivalents and restricted cash at the beginning of year	5,098	10,336	17,673
Cash and cash equivalents and restricted cash at the end of year	$3,656,340	$5,098	$10,336

(a) Basis of Presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the cost method to account for investment in its subsidiaries.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

(c) Shareholders’ Equity

The Company is authorized to issue 399,280,000 Class A Ordinary Shares of a par value of US$0.025 each, 640,000 Class B Ordinary Shares of a par value of US$0.025 each and 80,000 preference shares of a par value of US$0.025 each. There are currently 5,991,920 issued and outstanding Ordinary Shares, including 5,963,920 Class A Ordinary Shares and 28,000 Class B Ordinary Shares. Mr. Tao Ling holds 0.56% of the Class A Ordinary Shares and 100% of the Class B Ordinary Shares through his wholly owned holding company, while Mr. Xiaohong Yin holds 0.06% of the Class A Ordinary Shares through his wholly owned holding company.

Private placement

On November 18, 2024, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company sold 1,623,376 Class A Ordinary Shares (6,494 Class A Ordinary Shares following the 2024 and 2025 Reverse Share Split) for a total amount of $300,000, which was determined at a 30% discount to the average closing price of the Class A Ordinary Shares for the ten consecutive trading days immediately preceding the date of the securities purchase agreement. The shares were registered pursuant to a prospectus supplement to the Company’s currently effective registration statement on F-3 (File No. 333-279177) on November 19, 2024. Subsequently on November 19, 2024, the Company and the investor entered into a supplemental agreement to the securities purchase agreement pursuant to which the shares to be sold remained at 1,623,376 (6,494 Class A Ordinary Shares following the 2024 and 2025 Reverse Share Split). The offering price for such shares varies depending on the day that the accredited investor sells all or a portion of the Shares and, for any shares sold on a given day, is equal to 50% of the VWAP of the trading day following such sale. The investor received the shares on December 5, 2024. However, as of the date of this report, the Company has only received gross proceeds in the amount of approximately $60,000, prior to deducting transaction fees and estimated expenses.

On February 10, 2025, the Company entered into a securities purchase agreement with certain individual investors for the sale of an aggregate of 965,513 Class A ordinary shares (38,621 Class A Ordinary Shares following the 2025 Reverse Share Split), par value US$0.001 per share (par value US$0.025 following the 2025 Reverse Share Split), through a private investment in public equity at a purchase price of US$1.45 per share. In connection with the PIPE, the purchasers also received warrants to purchase an aggregate of 2,896,539 Class A ordinary shares (115,862 Class A Ordinary Shares following the 2025 Reverse Share Split). The warrants were exercisable immediately upon issuance and, on February 17, 2025, the Company consummated the PIPE and issued the Class A ordinary shares and warrants to the purchasers. The purchasers elected to conduct an alternate cashless exercise of the warrants, resulting in the issuance of an aggregate of 24,582,913 Class A ordinary shares (983,317 Class A Ordinary Shares following the 2025 Reverse Share Split). The offering generated gross proceeds of approximately US$1.4 million, before deducting estimated offering expenses payable by the Company.

On April 14, 2025, the Company entered into a securities purchase agreement with several investors for the sale of 9,090,908 Class A ordinary shares (363,636 Class A Ordinary Shares following the 2025 Reverse Share Split), par value US$0.001 per share (par value US$0.025 following the 2025 Reverse Share Split), together with warrants to purchase up to 90,909,080 Class A ordinary shares. Each Class A ordinary share was sold together with two associated warrants at a combined offering price of US$0.55. The warrants have an initial exercise price of US$0.80 per share, are exercisable immediately upon issuance. On the seventh calendar day following issuance, the exercise price was reset to US$0.16 per share and the number of Class A ordinary shares issuable upon exercise was adjusted to 90,909,080. The offering closed on April 15, 2025, generating aggregate gross proceeds of approximately US$5.0 million before deducting offering expenses. Under the exchange agreement, the holders surrendered 18,181,816 warrants for cancellation, and in exchange the Company issued an aggregate of 70,909,082 Class A ordinary shares. The exchanged shares were issued on May 7, 2025.

June 30, 2025, the Company entered into a securities purchase agreement with an institutional investor in connection with a registered direct offering of 10,500,000 Class A ordinary shares (420,000 Class A Ordinary Shares following the 2025 Reverse Share Split), par value US$0.001 per share(par value US$0.025 following the 2025 Reverse Share Split), and pre-funded warrants to purchase 31,166,667 Class A ordinary shares (1,246,667 Class A Ordinary Shares following the 2025 Reverse Share Split). The pre-funded warrants have an exercise price of US$0.001 per share, are immediately exercisable subject to a 9.99% beneficial ownership limitation, and may be exercised on a cashless basis at any time until exercised in full. The offering closed on July 1, 2025, and the Company received net proceeds of approximately US$4.52 million after deducting offering expenses.

Redemption Conversion Shares

On June 21, 2024, the Company entered into the other securities purchase agreement with Streeterville Capital, LLC, relating to the issuance and sale of a senior unsecured convertible note in the principal amount of $1,360,000, at a purchase price of $1,250,000. The Note is convertible into Class A Ordinary Shares, par value $0.0001 per share (par value US$0.025 following the 2024 and 2025 Reverse Share Split), of the Company. Streeterville Capital, LLC exercised the conversion right in June, August, September and November of 2024 and receiving 155,666, 229,273, 527,159 and 772,828,Class A Ordinary Share (623, 917, 2,109 and 3,091 Class A Ordinary Share following the 2024 and 2025 Reverse Share Split) with the converting price of $0.3212 per share, $0.2181 per share, $0.2371 per share and $0.2523 per share ($80.3 per share, $54.525 per share, $59.275 per share and 63.075 following the 2024 and 2025 Reverse Share Split), respectively. On December 30, the Company repaid the rest of the Note. As a result, the note was deemed paid in full, canceled and of no further force or effect.

Stock Reverse Split

On December 31, 2024. we completed a ten (10) for one (1) reverse stock split (the “Reverse Split”) of our issued and outstanding Ordinary Shares, par value $0.001 per share.

On August 05, 2025, we completed a twenty-five (25) for one (1) reverse stock split of our issued and outstanding Ordinary Shares, par value $0.025 per share. All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted as if such share surrender occurred on the first day of the first period presented.